UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:  March 31, 2001

Check here if Amendment [ ]: Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Schooner Capital LLC
	745 Atlantic Avenue, 11th Floor
	Boston, MA  02111

13F file number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:	Elizabeth Robinson
Title:	Controller
Phone:	(617) 357-9031
Signature, Place, and Date of signing:
Elizabeth Robinson, Boston, MA, May 11, 2001


Report Type (Check only one.);
[X]	13F HOLDING REPORT
[ ]  	13F NOTICE
[ ]	13F COMBINATION REPORT





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	6
Form 13F Information Table Value Total:	$112,524

List of Other Included Managers:

None

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Form 13F Information Table

Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7	Column 8


			Value	SHRS OR	SH/	PUT/	INVESTMENT	OTHER	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE
	SHARED	NONE

IRON MTN INC PA	COM	462846 10 6	" 104,846 "	" 2,736,076 "	SH		SOLE		" 1,861,827 "
	" 874,249 "

GOLF TR AMER INC	COM	38168B 10 3	" 5,890 "	" 669,300 "	SH		SOLE		" 669,300 "

DEVON ENERGY CORP NEW	COM	25179M 10 3	 332 	" 6,700 "	SH		SOLE		" 6,700 "

RESTRICTED BIOPURE CORP CL A	CL A	09065H 10 5	" 1,106 "	" 83,041 "	SH		DEFINED		"
83,041 "

GLOBALSTAR TELECOMMUNICTNS LTD	SNR NOTES	G3930H 10 4	 39 	" 555,000 "	PRN		SOLE		"
555,000 "

LEARNING TREE INTERNATIONAL INC	COM	522015 10 6	 311 	" 15,000 "	SH		SOLE		" 15,000 "

			" 112,524 "	" 4,065,117 "

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